Appendix I (Tables)	12 Months Ended
Dec. 31, 2022
Appendix I
Schedule of information on group companies associates and others

			Acquisition /			12/31/2022		12/31/2021		12/31/2020
		Registered	Incorporation			% shares		% shares		% shares
Name	Offices	Office	date	Activity	Statutory Activity	Direct	Indirect	Direct	Indirect	Direct	Indirect

Fully Consolidated Companies

Diagnostic Grifols, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Industrial	Development and manufacture of diagnostic equipment, instruments and reagents.	—	100.000%	—	100.000%	—	100.000%

Instituto Grifols, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Industrial	Plasma fractioning and the manufacture of haemoderivative pharmaceutical products.	99.998%	0.002%	99.998%	0.002%	99.998%	0.002%

Laboratorios Grifols, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1989	Industrial	Production of glass- and plastic-packaged parenteral solutions, parenteral and enteral nutrition products and blood extraction equipment and bags.	100.000%	—	98.600%	1.400%	98.600%	1.400%

Biomat, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1991	Industrial	Analysis and certification of the quality of plasma used by Instituto Grifols, S.A. It also provides transfusion centres with plasma virus inactivation services (I.P.T.H).	99.900%	0.100%	99.900%	0.100%	99.900%	0.100%

Grifols Engineering, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n	2000	Industrial	Design and development of the Group’s	99.950%	0.050%	99.950%	0.050%	99.950%	0.050%
		08150 Parets del Vallès (Barcelona) Spain			manufacturing installations and part of the equipment and machinery used at these premises. The company also renders engineering services to external companies.

Biomat USA, Inc.	United States	2410 Lillyvale Avenue Los Angeles (California) United States	2002	Industrial	Procuring human plasma.	—	100.000%	—	100.000%	—	100.000%

Grifols Biologicals, LLC.	United States	5555 Valley Boulevard Los Angeles (California) United States	2003	Industrial	Plasma fractioning and the production of haemoderivatives.	—	100.000%	—	100.000%	—	100.000%

Grifols Australia Pty Ltd.	Australia	Unit 5/80 Fairbank Clayton South Victoria 3149 Australia	2009	Industrial	Distribution of pharmaceutical products and the development and manufacture of reagents for diagnostics.	100.000%	—	100.000%	—	100.000%	—

Medion Grifols Diagnostic AG	Switzerland	Bonnstrasse,9 3186 Dügingen Switzerland	2009	Industrial	Development and manufacturing activities in the area of biotechnology and diagnostics.	—	100.000%	—	100.000%	—	100.000%

Grifols Therapeutics, LLC.	United States	4101 Research Commons (Principal Address), 79 T.W. Alexander Drive, Research Triangle Park, North Carolina 277709, United States	2011	Industrial	Plasma fractioning and the production of haemoderivatives.	—	100.000%	—	100.000%	—	100.000%

Talecris Plasma Resources, Inc. (merged with Biomat USA, Inc.)	United States	4101 Research Commons (Principal Address), 79 T.W. Alexander Drive, Research Triangle Park, North Carolina 277709, United States	2011	Industrial	Procurement of human plasma.	—	—	—	100.000%	—	100.000%

Grifols Worldwide Operations Limited		Grange Castle Business Park, Grange Castle , Clondalkin,	2012	Industrial	Packaging, labelling, storage, distribution,	100.000%	—	100.000%	—	100.000%	—
		Dublin 22, Ireland			manufacture and development of pharmaceutical products and rendering of financial services to Group companies.

Progenika Biopharma, S.A.		Parque Tecnológico de Vizcaya, Edificio 504 48160 Derio (Vizcaya) Spain	2013	Industrial	Development, production and commercialisation of biotechnological solutions.	91.875%	8.125%	91.880%	8.120%	91.880%	8.120%

Grifols Diagnostics Solutions, Inc.		4560 Horton Street 94608 Emeryville, California United States	2013	Industrial	Manufacture and sale of blood testing products	—	55.000%	—	55.000%	—	55.000%

Grifols Worldwide Operations USA Inc.		13111 Temple Avenue, City of Industry, California 91746-1510 Estados Unidos	2014	Industrial	Manufacture, warehousing, and logistical support for biological products.	—	100.000%	—	100.000%	—	100.000%

Grifols Asia Pacific Pte, Ltd	Singapore	501 Orchard Road nº20-01 238880 Wheelock Place, Singapore	2003	Commercial	Distribution and sale of medical and pharmaceutical products.	100.000%	—	100.000%	—	100.000%	—

Grifols Movaco, S.A.		Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Commercial	Distribution and sale of reagents, chemical products and other pharmaceutical specialities, and of medical and surgical materials, equipment and instruments for use by laboratories and health centres.	99.999%	0.001%	99.999%	0.001%	99.999%	0.001%

Grifols Portugal Productos Farmacéuticos e Hospitalares, Lda.	Portugal	Rua de Sao Sebastiao,2 Zona Industrial Cabra Figa 2635-448 Rio de Mouro Portugal	1988	Commercial	Import, export and commercialisation of pharmaceutical and hospital equipment and	0.010%	99.990%	0.010%	99.990%	0.010%	99.990%
					products, particularly Grifols products.

Grifols Chile, S.A.	Chile	Avda. Americo Vespucio, 2242 Comuna de Conchali Santiago de Chile Chile	1990	Commercial	Development of pharmaceutical businesses, which can involve the import, production, commercialisation and export of related products.	99.000%	—	99.000%	—	99.000%	—

Grifols USA, LLC.	United States	2410 Lillyvale Avenue Los Angeles (California) United States	1990	Commercial	Distribution and marketing of company products.	—	100.000%	—	100.000%	—	100.000%

Grifols Argentina, S.A.	Argentina	Bartolomé Mitre 3690/3790, CPB1605BUT Munro Partido de Vicente Lopez Argentina	1991	Commercial	Clinical and biological research. Preparation of reagents and therapeutic and diet products. Manufacture and commercialisation of other pharmaceutical specialities.	95.010%	4.990%	95.010%	4.990%	95.010%	4.990%

Grifols s.r.o.	Czech Republic	Calle Zitna,2 Prague Czech Republic	1992	Commercial	Purchase, sale and distribution of chemical-pharmaceutical products, including human plasma.	100.000%	—	100.000%	—	100.000%	—

Grifols (Thailand) Ltd	Thailand	191 Silom Complex Building, 21st Follor, Silom Road, Silom, Bangrak 10500 Bangkok Thailand	2003	Commercial	Import, export and distribution of pharmaceutical products.	—	48.000%	—	48.000%	—	48.000%

Grifols Malaysia Sdn Bhd	Malaysia	Level 18, The Gardens North Tower, Mid Valley City, Lingkaran Syed Putra 59200 Kuala Lumpur Malaysia	2003	Commercial	Distribution and sale of pharmaceutical products.	—	49.000%	—	49.000%	—	30.000%

Grifols International, S.A.	Spain	Polígono Levante Calle Can Guasch, s/n	1997	Commercial	Coordination of the marketing, sales and logistics	99.998%	0.002%	99.998%	0.002%	99.998%	0.002%
		08150 Parets del Vallès (Barcelona) Spain			for all the Group’s subsidiaries operating in other countries.

Grifols Italia S.p.A	Italy	Via Carducci, 62d 56010 Ghezzano Pisa, Italy	1997	Commercial	Purchase, sale and distribution of chemical-pharmaceutical products.	100.000%	—	100.000%	—	100.000%	—

Grifols UK Ltd.	United Kingdom	Gregory Rowcliffe & Milners, 1 Bedford Row, London WC1R 4BZ United Kingdom	1997	Commercial	Distribution and sale of therapeutic and other pharmaceutical products, especially haemoderivatives.	100.000%	—	100.000%	—	100.000%	—

Grifols Brasil, Lda.	Brazil	Rua Umuarama, 263 Condominio Portal da Serra Vila Perneta CEP 83.325-000 Pinhais Paraná, Brazil	1998	Commercial	Import and export, preparation, distribution and sale of pharmaceutical and chemical products for laboratory and hospital use, and medical-surgical equipment and instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols France, S.A.R.L.	France	Arteparc, Rue de la Belle du Canet, Bât. D, Route de la Côte d’Azur, 13590 Meyreuil France	1999	Commercial	Commercialisation of chemical and healthcare products.	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%

Grifols Polska Sp.z.o.o.	Poland	Grzybowska 87 street00-844 Warsaw, Poland	2003	Commercial	Distribution and sale of pharmaceutical, cosmetic and other products.	100.000%	—	100.000%	—	100.000%	—

Logística Grifols, S.A. de C.V. (merged with Grifols México, S.A. de C.V.)	Mexico	Calle Eugenio Cuzin, nº 909-913 Parque Industrial Belenes Norte 45150 Zapopán Jalisco, Mexico	2008	Commercial	Manufacture and commercialisation of pharmaceutical products for human and veterinary use.	—	—	99.990%	0.010%	99.990%	0.010%

Grifols México, S.A. de C.V.	Mexico	Calle Eugenio Cuzin, nº 909-913 Parque Industrial Belenes Norte 45150 Zapopán Jalisco, Mexico	1993	Commercial	Production, manufacture, adaptation, conditioning, sale and purchase, commissioning, representation and consignment of all kinds of pharmaceutical products and the acquisition of machinery, equipment, raw materials, tools, movable goods and property for the aforementioned purposes.	100.000%	—	99.980%	0.020%	99.980%	0.020%

Grifols Nordic, AB	Sweden	Sveavägen 166 11346 Stockholm Sweden	2010	Commercial	Research and development, production and marketing of pharmaceutical products, medical devices and any other asset deriving from the aforementioned activities.	100.000%	—	100.000%	—	100.000%	—

Grifols Colombia, Ltda	Colombia	Carrera 7 No. 71 52 Torre B piso 9 Bogotá. D.C. Colombia	2010	Commercial	Sale, commercialisation and distribution of medicines, pharmaceutical (including but not limited to haemoderivatives) and hospital products, medical devices, biomedical equipment, laboratory instruments and reagents for diagnosis and/or healthcare software.	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%

Grifols Deutschland GmbH	Germany	Lyoner Strasse 15, D- 60528 Frankfurt am Main Germany	2011	Commercial	Procurement of the official permits and necessary approval for the production, commercialisation and distribution of products deriving from blood plasma, as well as the import, export, distribution and sale of reagents and chemical and pharmaceutical products, especially for laboratories and health centres and surgical and medical equipment and instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols Canada, Ltd.	Canada	5060 Spectrum Way, Suite 405 (Principal Address) Mississauga, Ontario L4W 5N5 Canada	2011	Commercial	Distribution and sale of biotechnological products.	100.000%	—	—	100.000%	—	100.000%

Grifols Pharmaceutical Technology (Shanghai) Co., Ltd.		Unit 901-902, Tower 2, No. 1539, West Nanjing Rd., Jing’an District, Shanghai 200040 China	2013	Commercial	Pharmaceutical consultancy services (except for diagnosis), technical and logistical consultancy services, business management and marketing consultancy services.	100.000%	—	100.000%	—	100.000%	—

Grifols Switzerland AG		Steinengraben, 5 40003 Basel Switzerland	2013	Commercial	Research, development, import and export and commercialisation of pharmaceutical products, devices	—	—	—	—	100.000%	—
					and diagnostic instruments.

Grifols (H.K.), Limited		Units 1505-7 BerKshire House, 25 Westlands Road Hong Kong	2014	Commercial	Distribution and sale of diagnostic products.	—	100.000%	—	100.000%	—	100.000%

Grifols Japan K.K.	Hilton Plaza West Office Tower, 19th floor. 2-2, Umeda 2-chome, Kita-ku Osaka-shi Japón	Hilton Plaza West Office Tower, 19th floor. 2-2, Umeda 2-chome, Kita-ku Osaka-shi Japan	2014	Commercial	Research, development, import and export and commercialisation of pharmaceutical products, devices and diagnostic instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols India Healthcare Private Ltd		Regus Business Centre Pvt.Ltd.,Level15,Dev Corpora, Plot No.463,Nr. Khajana East.Exp.Highway,Thane (W), Mumbai - 400604, Maharashtra India	2014	Commercial	Distribution and sale of pharmaceutical products.	99.984%	0.016%	99.984%	0.016%	99.984%	0.016%

Grifols Diagnostics Equipment Taiwan Limited		8F., No.367, Fuxing N. RD., Songshang Dist., Taipei City 10543, Taiwan	2016	Commercial	Distribution and sale of diagnostic products.	100.000%	—	100.000%	—	100.000%	—

Grifols Viajes, S.A.	Spain	Can Guasch, 2 08150 Parets del Vallès Barcelona, Spain	1995	Services	Travel agency exclusively serving Group companies.	99.900%	0.100%	99.900%	0.100%	99.900%	0.100%

Squadron Reinsurance Designated Activity Company	Ireland	The Metropolitan Building, 3rd Fl. James Joyce Street, Dublin Ireland	2003	Services	Reinsurance of Group companies’ insurance policies.	—	100.000%	—	100.000%	—	100.000%

Grifols Shared Services North America, Inc.	United States	2410 Lillivale Avenue 90032 Los Angeles, California United States	2011	Services	Support services for the collection, manufacture, sale and distribution of plasma derivatives and related products.	100.000%	—	100.000%	—	100.000%	—

Gripdan Invest, S.L		Avenida Diagonal 477 Barcelona, Spain	2015	Services	Rental of industrial buildings	100.000%	—	100.000%	—	100.000%	—

Araclon Biotech, S.L.	Spain	Paseo de Sagasta, 17 2º izqda. Zaragoza, Spain	2012	Research	Creation and commercialisation of a blood diagnosis kit for the detection of Alzheimer's and development of effective immunotherapy (vaccine) against this disease.	—	75.850%	—	75.850%	—	75.100%

VCN Bioscience, S.L.		Avenida de la Generalitat 152 Sant Cugat del Valles (Barcelona) Spain	2012	Research	Research and development of therapeutic approaches for tumours for which there is currently no effective treatment.	—	—	—	86.830%	—	86.830%

Grifols Innovation and New Technologies Limited		Grange Castle Business Park, Grange Castle , Clondalkin, Dublin 22, Ireland	2016	Research	Biotechnology research and development	—	100.000%	—	100.000%	—	100.000%

Kiro Grifols S.L	Spain	Polígono Bainuetxe, 5, 2º planta, Aretxabaleta, Guipúzcoa Spain	2014	Research	Development of machines and equipment to automate and control key points of hospital processes, and hospital pharmacy processes.	90.000%	—	90.000%	—	90.000%	—

Chiquito Acquisition Corp.		2711 Centerville Road Suite 400, Wilmington, Delaware, New Castle County, United States	2017	Corporate	Engage in any lawful act or activity for which a corporation may be organized under the General Corporation Law of the State of Delaware, as amended from time to time (the "DGCL").	—	100.000%	—	100.000%	—	100.000%

Aigües Minerals de Vilajuiga, S.A.	Carrer Sant Sebastià, 2, 17493 Vilajuïga, Girona	Carrer Sant Sebastià, 2, 17493 Vilajuïga, Girona, Spain	2017	Industrial	Collection and use of mineral-medicinal waters and obtaining of	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%
					all necessary administrative concessions for the optimum and widest use of these.

Goetech LLC (D/B/A Medkeeper)		7600 Grandview Avenue, Suite 210, Arvada, CO 80002, United States	2018	Industrial	Development and distribution of web and mobile-based platforms for hospital pharmacies	—	100.000%	—	100.000%	—	100.000%

Interstate Blood Bank, Inc.		5700 Pleasantville Road Memphis, Tennessee United States	2016	Industrial	Procurement of human plasma.	—	100.000%	—	100.000%	—	100.000%

Haema, AG		LandsteinerstraBe 1, 04103 Leipzig - Germany	2018	Industrial	Procurement of human plasma.	—	—	—	—	—	—

BPC Plasma, Inc (formerly Biotest Pharma Corp)		901 Yamato Rd., Suite 101, Boca Raton FL 33431 - USA	2018	Industrial	Procurement of human plasma.	—	—	—	—	—	—

Alkahest, Inc.	3500 South DuPont Hwy, Dover, County of Kent Estados Unidos	3500 South DuPont Hwy, Dover, County of Kent United States	2015	Research	Development of novel plasma-based products for the treatment of cognitive decline in aging and disorders of the central nervous system (CNS).	—	100.000%	—	100.000%	—	42.450%

Plasmavita Healthcare GmbH	Colmarer Strasse 22, 60528 Frankfurt am Main - Germany	Colmarer Strasse 22, 60528 Frankfurt am Main - Germany	2018	Industrial	Procurement of human plasma.	—	50.000%	—	50.000%	—	50.000%

Plasmavita Healthcare II GmbH	Garnisongasse 4/12, 1090 Vienna, Austria	Garnisongasse 4/12, 1090 Vienna, Austria	2019	Industrial	Procurement of human plasma.	—	50.000%	—	50.000%	—	50.000%

Grifols Canada Therapeutics Inc. (formerly Green Cross Biotherapeutics; Inc)		2911 Avenue Marie Curie, Arrondissement de Saint-Laurent, Quebec Canada	2020	Industrial	Conducting business in Pharmceuticals and Medicines Industry	0.020%	99.980%	100.000%	—	—	100.000%

GCAM, Inc. (merged with Biomat USA, Inc.)		1561 E Orangethorpe Ave #205, Fullerton, CA 92831 USA	2020	Industrial	Engage in any lawful act or activity for which corporations may be organized under the General	—	—	—	—	—	100.000%
				Corporation Law of Delaware and engaging in any and all activities necessary or incidental to the foregoing.

Grifols Laboratory Solutions, Inc	Corporation Trust Center, 1209, Orange Street, Wilmington, New Castle Country, Delaware, 19801 Estados Unidos	2020	Services	Engage in any lawful act or activity for which corporations may be organized under the General Corporation Law of Delaware	—	100.000%	—	100.000%	—	100.000%

Grifols Korea Co., Ltd.	302 Teheran-ro, Gangnam-gu, Seoul (Yeoksam-dong) Korea	2020	Commercial	Import, export of diagnostic in vitro products and solutions.	100.000%	—	100.000%	—	100.000%	—

Grifols Middle East & Africa LLC	Office No. 534, 5th floor, NamaaBuilding No.155, Ramses Extension Street, Al Hay Al Sades, Nasr City, Cairo Egypt	2021	Services	Providing consultation (except for those stipulated in Article 27 of the Capital Market Law and its executive regulations) and carry out those commercial activities that are permitted by the law.	99.990%	0.010%	99.990%	0.010%	—	—

GigaGen Inc.	407 Cabot Road South San Francisco, CA 94080, United States	2017	Industrial	Engage in any lawful act or activity for which corporations may be organized under General Corporation Law.	—	100.000%	—	100.000%	—	43.960%

Grifols Pyrenees Research Center, S.L.	C/ Prat de la Creu, 68-76, Planta 3ª, Edifici Administratiu del Comú d'Andorra la Vella Andorra	2021	Industrial	Constitution, development and management of operations of a research and development center in all areas of immnology, dedicated to find possible solutions	—	80.000%	—	80.000%	—	—
				for therapeutic applications.

Grifols Bio North America LLC	251 Little Falls Drive, Wilmington, New Castle County, 19808, Delaware United States	2021	Industrial	Engage in any lawful business permitted by the Act or the laws of any jurisdiction in which the Company may do business.	—	100.000%	—	100.000%	—	—

Biomat Holdco, LLC.	251 Little Falls Drive, Wilmington, New Castle County, Delaware, 19808 United States	2021	Services	Engage in any lawful act or activity for which corporations may be organized under General Corporation Law of Delaware.	—	100.000%	—	100.000%	—	—

Biomat Newco, Corp.	251 Little Falls Drive, Wilmington, New Castle County, Delaware, 19808 United States	2021	Services	Engage in any lawful act or activity for which corporations may be organized under General Corporation Law of Delaware.	—	100.000%	—	100.000%	—	—

Grifols Escrow Issuer, S.A.	Parque Empresarial Can Sant Joan, Avda de la Generalitat, 152-156, Sant Cugat del Vallès, 08174, Barcelona Spain	2021	Services	Administration, management and control services for companies and businesses, as well as investment in property, as well as providing advisory services of any investee entities or group companies.	100.000%	—	100.000%	—	—	—

Prometic Plasma Resources, Inc.	531 Boul. Des Prairies, Building 15 Laval, Quebec H7V 1B7 Canada	2021	Industrial	Procurement of human plasma.	—	100.000%	100.000%	—	—	—

Access Biologicals, LLC	955, Park Center Drive, Vista, CA 92801, USA	2017	Industrial	Manufacture of biological products such as specific serum and plasma reagents that are used by	—	100.000%	—	49.000%	—	49.000%
				biotechnological and biopharmaceutical companies for in-vitro diagnosis, cell culture and research and development in the field of diagnostics.

Access Biologicals IC-DISC, Inc.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	100.000%	—	49.000%	—	49.000%

Access Cell Culture, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	100.000%	—	49.000%	—	49.000%

Access Plasma, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-	—	100.000%	—	49.000%	—	49.000%
				derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.

Albimmune, S.L.	Parque Empresarial Can Sant Joan, Avda de la Generalitat, 152-156, Sant Cugat del Vallès, 08174, Barcelona España	2022	Research	The purpose of the company is the research, development and exploitation of a project on the application of the use of albumin as a medicine	—	51.000%	—	—	—	—

Biotest, AG	Landsteinerstr. 5, D-63303 Dreieich, Germany	2022	Industrial	Development, manufacture and distribution of biological, chemical, pharmaceutical, human and veterinary medical, cosmetic and dietary products as well as containers, devices, machines and accessories for medical, pharmaceutical and analytical purposes, as well as research in these fields. Furthermore the activity (especially research development, production and distribution) in the field of plant protection and plant breeding,	24.700%	45.480%	—	—	—	—
				the field of testing and purification of soil, water and air and in the field of products, materials and techniques used in space.

Biotest Austria, GmbH	Einsiedlergasse 58, A-1050, Vienna, Austria	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest Italia, S.R.L.	Via Leonardo da Vinci 43, I-20090 Trezzano sul Naviglio MI, Italia	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest (UK) Ltd.	17 High Street, B31 2UQ Longbridge Birmingham, United Kingdom	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest (Schweiz) AG	Schützenstrasse 17, CH-5102 Rupperswil, Switzerland	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest Hungaria Kft	Torbágy utca 15/ A, Törökbálint 2045, Hungary	2022	Industrial	Procurement of human plasma.	—	70.180%	—	—	—	—

Biotest Farmacêutica LTDA	Rua José Ramos Guimarães, 49 A Centro, 12955-000, Bom Jesus dos Perdões – SP, Brasil	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest Hellas M.E.P.E.	45 Michalakopoulou Str., 11528 Athens, Greece	2022	Research	Research and development of solutions in the Biopharma area.	—	70.180%	—	—	—	—

Biotest France SAS	45/47 rue d'Hauteville, 75010 Paris, France	2022	Servicios	The purpose of the company is to act as an agent and support the group companies.	—	70.180%	—	—	—	—

Biotest Pharmaceuticals Ilaç Pazarlama Anonim Sirketi	Nishstanbul, Cobançesme Mahallesi, 34197 Bahçeliever, Istanbul, Turkey	2022	Research	Research and development of solutions in the Biopharma area.	—	70.180%	—	—	—	—

Biotest Medical, S.L.U.	C/ Frederic Mompou, nº 5, 6º 3ª A, 08960 Sant Just Desvern, Barcelona, Spain	2022	Industrial	Distribution of pharmaceutical products.	—	70.180%	—	—	—	—

Biotest Pharma, GmbH	Landsteinerstr. 5, D-63303 Dreieich, Germany	2022	Industrial	Carry out the development and production activities in the Biopharma area.	—	70.180%	—	—	—	—

BioDarou PLC	Sarparast St., Italia St. Felestin Ave, 1416653163 Tehran, Iran	2022	Industrial	Procurement of human plasma.	—	70.180%	—	—	—	—

Biotest Grundstücksverwaltungs GmbH	Landsteinerstr. 5, D-63303 Dreieich, Germany	2022	Servicios	Management of own assets.	—	70.180%	—	—	—	—

Plasma Service Europe GmbH	Landsteinerstr. 5, D-63303 Dreieich, Germany	2022	Industrial	Procurement of human plasma.	—	70.180%	—	—	—	—

Cara Plasma s.r.o.	Jungmannova 745/24 - Nové Město, 110 00 Praha 1 , Czech Republic	2022	Industrial	Procurement of human plasma.	—	70.180%	—	—	—	—

Plazmaszolgálat Kft	Torbágy utca 15/ A, Törökbálint 2045, Hungary	2022	Industrial	Procurement of human plasma.	—	70.180%	—	—	—	—

Grifols Biotest Holdings GmbH	Colmarer Str. 22, 60528 Frankfurt am Main, Germany	2022	Services	Management of own assets as well as the acquisition, sale, holding and management of shares in other companies in Germany and abroad in the company's own name and on its own account (not third parties), in particular in Biotest AG with registered offices in Dreiech.	100.000%	—	—	—	—	—

Equity-accounted investees Aradigm Corporation	3929 Point Eden Way Hayward, California United States	2013	Research	Development and commercialisation of drugs delivered by inhalation for the prevention and treatment of severe respiratory diseases.	—	—	—	35.130%	—	35.130%

Mecwins, S.L.	Avenida Fernandos Casas Novoa, 37 Santiago de Compostela, Spain	2013	Research	Research and production of nanotechnological, biotechnological	—	24.590%	—	24.990%	—	24.990%
				and chemical solutions.

Albajuna Therapeutics, S.L	Hospital Germans Trias i Pujol, carretera de Canyet, s/n, Badalona Spain	2016	Research	Development and manufacture of therapeutic antibodies against HIV.	—	49.000%	—	49.000%	—	49.000%

Singulex, Inc.	4041 Forest Park Avenue St. Louis, Missouri United States	2016	Research	Development of the Single Molecule Counting (SMC™) technology for clinical diagnostic and scientific discovery.	—	—	—	19.330%	—	19.330%

Access Biologicals, LLC. (becomes part of the group)	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	—	—	49.000%	—	49.000%

Access Biologicals IC-DISC, Inc.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in	—	—	—	49.000%	—	49.000%
				the diagnostic field.

Access Cell Culture, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	—	—	49.000%	—	49.000%

Access Plasma, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	—	—	49.000%	—	49.000%

GigaGen Inc.	407 Cabot Road South San Francisco, CA 94080, USA	2017	Industrial	Engage in any lawful act or activity for which corporations may be organized under General Corporation Law.	—	—	—	—	—	43.960%

Medcom Advance, S.A	Av. Roma, 35 Entresuelo 1, 08018 Barcelona; Spain	2019	Research	Research and development of nanotechnological solutions.	—	45.000%	—	45.000%	—	45.000%

Shanghai RAAS Blood Products Co. Ltd.	2009 Wangyuan Road, Fengxian District, Shanghai	2020	Industrial	Introducing advanced and applicable technologies, instruments and scientific management systems for manufacturing and diagnosis of blood products, in order to raise the production capacity and enhance quality standards of blood products to the international level.	26.200%	—	26.200%	—	26.200%	—

Grifols Egypt for Plasma Derivatives (S.A.E.)	Tolip El Narges Hotel, Teseen Streett, Fifth Settlement, Cairo Egypt	2021	Industrial	Establish and operate a plasma fractionation plant, regardless of whether the plasma is collected locally or imported, as well as its filling and packaging.	49.000%	—	49.000%	—	—	—